Label	Element	Value
Class R
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	175.50%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(416.80%)
Class R | Event Driven [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	10.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(3.30%)
Class R | Global Macro [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	59.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(338.30%)
Class R | Long Short Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	55.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(36.10%)
Class R | Relative Value [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	45.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(39.10%)
Class R | Strategic Overlay [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	4.70%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	0.00%